OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Schedule of other financial assets, current

a.1  Time deposits

Placement	Maturity	Institution	Currency	Principal	Annual rat	12.31.2018	12.31.2017
				ThCh$	%
03-15-2018	03-15-2019	Votorantim	Brazilian reais	12,729	8.82%	14,040	—
08-09-2017	02-12-2018	Banco Santander - Chile	Unidad de fomento	7,000,000	1.04%	—	7,082,167
09-25-2017	02-26-2018	BCI	Unidad de fomento	1,500,000	1.36%	—	1,516,454
09-25-2017	05-28-2018	Banco Santander - Chile	Unidad de fomento	5,000,000	0.94%	—	5,049,376
06-13-2017	03-15-2018	Votorantim	Brazilian reais	20,013	8.82%	—	21,145
						14,040	13,669,142

a.2  Rights in Forward Contracts

	12.31.2018	12.31.2017
	ThCh$	ThCh$
Rights in Forward Contracts - Forwards (see details in Note 20)	669,527	469,019
Total other Financial Assets, current	683,567	14,138,161

Schedule of other financial assets, non current

	12.31.2018	12.31.2017
	ThCh$	ThCh$
Rights in forward contracts (see note 20)	87,446,662	61,898,833
Rights in AdeS (1) manufacturing companies	13,475,279	14,153,111
Increase (decrease) in foreign currency exchange (2)	(3,559,646)	(1,792,859)
Total	97,362,295	74,259,085
(1)

On December 27, 2016, Coca-Cola Andina confirmed to The Coca-Cola Company its decision to participate in the “AdeS” business and commercialize said products in all its franchise territories,  As a result, the operation materialized on March 28, 2017, and pursuant to the agreements, implied a disbursement of US$39 million, ThCh$14,153,111 were allocated to the purchase of rights in the manufacturing company “AdeS” and ThCh$11,923,449 were allocated to distribution rights of the “AdeS” products.  The rights in the acquired companies are distributed as follows:

•	Purchase of 13.0% interest in the Argentine company Alimentos de Soya S.A. for ThCh$9,661,283.
•	Purchase of 8.5% interest in the Brazilian company UBI 3 Participações Ltda. for ThCh$4,491,828.
(2)	Corresponds to the translation of foreign currencies into the Company’s presentation currency and the result of the application of the IAS 29.